(Balances Of Commercial Loan Portfolio Classes, Disaggregated By PD Grade) (Details) $ in Thousands	Dec. 31, 2017 USD ($) grade	Dec. 31, 2016 USD ($) grade	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Allowance	$ 189,555	$ 202,068	$ 210,242	$ 232,448
Total loans collectively evaluated for impairment	27,219,667	19,243,664	17,337,055
Total loans individually evaluated for impairment	259,713	298,778	308,049
Purchased credit-impaired loans	179,549	47,078	41,398
Allowance - collectively evaluated for impairment	144,620	155,527	157,528
Allowance - individually evaluated for impairment	41,767	45,818	51,032
Allowance - purchased credit-impaired loans	$ 3,168	$ 723	$ 1,682
Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percent of total commercial loans (percent)	100.00%	100.00%
Loans and Leases Receivable, Allowance	$ 126,638	$ 123,250
Total loans collectively evaluated for impairment	20,091,018	14,187,074
Total loans individually evaluated for impairment	45,431	51,086
Purchased credit-impaired loans	135,519	45,450
Total commercial loans	$ 20,271,968	$ 14,283,610
Percent of loan collectively evaluated for impairment (percent)	99.00%	99.00%
Percent of loan individually evaluated for impairment (percent)	0.00%	1.00%
Percent of loan purchased-credit impaired (percent)	1.00%	0.00%
Allowance - collectively evaluated for impairment	$ 117,649	$ 118,518
Allowance - individually evaluated for impairment	6,176	4,413
Allowance - purchased credit-impaired loans	2,813	319
General C&I | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment	13,505,301	9,710,168
Total loans individually evaluated for impairment	39,957	44,753
Purchased credit-impaired loans	105,139	40,532
Total commercial loans	13,650,397	9,795,453
Loans to Mortgage Companies | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment	2,099,961	2,045,189
Total loans individually evaluated for impairment	0	0
Purchased credit-impaired loans	0	0
Total commercial loans	2,099,961	2,045,189
TRUPs
Accounts, Notes, Loans and Financing Receivable [Line Items]
Valuation allowance	25,500	25,500
TRUPs | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment	303,848	304,236
Total loans individually evaluated for impairment	3,067	3,209
Purchased credit-impaired loans	0	0
Total commercial loans	306,915	307,445
Valuation allowance	$ 25,500	$ 25,500
Highest internal grade | grade	13	13
Income CRE | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment	$ 4,126,257	$ 2,085,619
Total loans individually evaluated for impairment	1,612	1,831
Purchased credit-impaired loans	28,494	4,583
Total commercial loans	4,156,363	2,092,033
Residential C R E | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment	55,651	41,862
Total loans individually evaluated for impairment	795	1,293
Purchased credit-impaired loans	1,886	335
Total commercial loans	58,332	43,490
Commercial Loan P D Grade One | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	$ 529,516	$ 466,257
Percent of total commercial loans (percent)	3.00%	3.00%
Loans and Leases Receivable, Allowance	$ 70	$ 77
Commercial Loan P D Grade One | General C&I | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	526,825	465,179
Commercial Loan P D Grade One | Loans to Mortgage Companies | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	0
Commercial Loan P D Grade One | TRUPs | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	0
Commercial Loan P D Grade One | Income CRE | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	2,691	1,078
Commercial Loan P D Grade One | Residential C R E | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	0
Commercial Loan P D Grade Two | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	$ 864,219	$ 803,012
Percent of total commercial loans (percent)	4.00%	6.00%
Loans and Leases Receivable, Allowance	$ 339	$ 403
Commercial Loan P D Grade Two | General C&I | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	862,217	791,183
Commercial Loan P D Grade Two | Loans to Mortgage Companies | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	0
Commercial Loan P D Grade Two | TRUPs | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	0
Commercial Loan P D Grade Two | Income CRE | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,935	11,742
Commercial Loan P D Grade Two | Residential C R E | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	67	87
Commercial Loan P D Grade Three | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	$ 1,439,676	$ 1,107,542
Percent of total commercial loans (percent)	7.00%	8.00%
Loans and Leases Receivable, Allowance	$ 272	$ 304
Commercial Loan P D Grade Three | General C&I | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	560,529	491,386
Commercial Loan P D Grade Three | Loans to Mortgage Companies | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	652,982	462,486
Commercial Loan P D Grade Three | TRUPs | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	0
Commercial Loan P D Grade Three | Income CRE | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	226,126	153,670
Commercial Loan P D Grade Three | Residential C R E | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	39	0
Commercial Loan P D Grade Four | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	$ 1,894,463	$ 1,532,811
Percent of total commercial loans (percent)	9.00%	11.00%
Loans and Leases Receivable, Allowance	$ 854	$ 953
Commercial Loan P D Grade Four | General C&I | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	931,667	978,282
Commercial Loan P D Grade Four | Loans to Mortgage Companies | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	629,432	332,107
Commercial Loan P D Grade Four | TRUPs | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	0
Commercial Loan P D Grade Four | Income CRE | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	333,364	222,422
Commercial Loan P D Grade Four | Residential C R E | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	0
Commercial Loan P D Grade Five | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	$ 2,208,547	$ 1,873,965
Percent of total commercial loans (percent)	11.00%	13.00%
Loans and Leases Receivable, Allowance	$ 7,355	$ 6,670
Commercial Loan P D Grade Five | General C&I | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,430,153	1,232,401
Commercial Loan P D Grade Five | Loans to Mortgage Companies | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	328,477	275,209
Commercial Loan P D Grade Five | TRUPs | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	0
Commercial Loan P D Grade Five | Income CRE | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	447,534	365,653
Commercial Loan P D Grade Five | Residential C R E | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	2,383	702
Commercial Loan P D Grade Six | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	$ 2,462,895	$ 2,502,310
Percent of total commercial loans (percent)	12.00%	17.00%
Loans and Leases Receivable, Allowance	$ 10,495	$ 10,403
Commercial Loan P D Grade Six | General C&I | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,633,060	1,540,519
Commercial Loan P D Grade Six | Loans to Mortgage Companies | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	335,169	614,109
Commercial Loan P D Grade Six | TRUPs | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	0
Commercial Loan P D Grade Six | Income CRE | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	491,604	338,344
Commercial Loan P D Grade Six | Residential C R E | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	3,062	9,338
Commercial Loan P D Grade Seven | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	$ 2,869,791	$ 2,228,369
Percent of total commercial loans (percent)	14.00%	16.00%
Loans and Leases Receivable, Allowance	$ 13,490	$ 14,010
Commercial Loan P D Grade Seven | General C&I | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	2,227,774	1,556,117
Commercial Loan P D Grade Seven | Loans to Mortgage Companies | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	47,720	317,283
Commercial Loan P D Grade Seven | TRUPs | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	0
Commercial Loan P D Grade Seven | Income CRE | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	584,973	352,390
Commercial Loan P D Grade Seven | Residential C R E | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	9,324	2,579
Commercial Loan P D Grade Eight | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	$ 1,375,085	$ 1,422,786
Percent of total commercial loans (percent)	7.00%	10.00%
Loans and Leases Receivable, Allowance	$ 21,831	$ 25,986
Commercial Loan P D Grade Eight | General C&I | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,073,178	963,359
Commercial Loan P D Grade Eight | Loans to Mortgage Companies | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	35,266	30,974
Commercial Loan P D Grade Eight | TRUPs | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	0
Commercial Loan P D Grade Eight | Income CRE | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	260,425	425,503
Commercial Loan P D Grade Eight | Residential C R E | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	6,216	2,950
Commercial Loan P D Grade Nine | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	$ 4,445,868	$ 725,767
Percent of total commercial loans (percent)	22.00%	5.00%
Loans and Leases Receivable, Allowance	$ 9,804	$ 13,857
Commercial Loan P D Grade Nine | General C&I | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	2,837,501	611,774
Commercial Loan P D Grade Nine | Loans to Mortgage Companies | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	70,915	4,299
Commercial Loan P D Grade Nine | TRUPs | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	0
Commercial Loan P D Grade Nine | Income CRE | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,514,609	105,277
Commercial Loan P D Grade Nine | Residential C R E | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	22,843	4,417
Commercial Loan P D Grade Ten | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	$ 417,998	$ 423,616
Percent of total commercial loans (percent)	2.00%	3.00%
Loans and Leases Receivable, Allowance	$ 8,808	$ 8,400
Commercial Loan P D Grade Ten | General C&I | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	366,971	355,359
Commercial Loan P D Grade Ten | Loans to Mortgage Companies | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	8,663
Commercial Loan P D Grade Ten | TRUPs | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	0
Commercial Loan P D Grade Ten | Income CRE | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	46,606	50,484
Commercial Loan P D Grade Ten | Residential C R E | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	4,421	9,110
Commercial Loan P D Grade Eleven | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	$ 259,445	$ 265,371
Percent of total commercial loans (percent)	1.00%	2.00%
Loans and Leases Receivable, Allowance	$ 6,784	$ 6,556
Commercial Loan P D Grade Eleven | General C&I | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	222,405	238,230
Commercial Loan P D Grade Eleven | Loans to Mortgage Companies | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	0
Commercial Loan P D Grade Eleven | TRUPs | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	0
Commercial Loan P D Grade Eleven | Income CRE | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	34,213	20,600
Commercial Loan P D Grade Eleven | Residential C R E | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	2,827	6,541
Commercial Loan P D Grade Twelve | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	$ 577,243	$ 190,094
Percent of total commercial loans (percent)	3.00%	1.00%
Loans and Leases Receivable, Allowance	$ 5,882	$ 6,377
Commercial Loan P D Grade Twelve | General C&I | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	415,499	170,531
Commercial Loan P D Grade Twelve | Loans to Mortgage Companies | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	0
Commercial Loan P D Grade Twelve | TRUPs | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	0
Commercial Loan P D Grade Twelve | Income CRE | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	158,128	15,395
Commercial Loan P D Grade Twelve | Residential C R E | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	3,616	4,168
Commercial Loan P D Grade Thirteen | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	$ 514,237	$ 432,571
Percent of total commercial loans (percent)	3.00%	3.00%
Loans and Leases Receivable, Allowance	$ 7,265	$ 4,225
Commercial Loan P D Grade Thirteen | General C&I | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	193,429	121,276
Commercial Loan P D Grade Thirteen | Loans to Mortgage Companies | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	0
Commercial Loan P D Grade Thirteen | TRUPs | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	303,848	304,236
Commercial Loan P D Grade Thirteen | Income CRE | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	16,907	6,748
Commercial Loan P D Grade Thirteen | Residential C R E | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	53	311
Commercial Loan P D Grade Fourteen Fifteen Sixteen | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	$ 232,035	$ 212,603
Percent of total commercial loans (percent)	1.00%	1.00%
Loans and Leases Receivable, Allowance	$ 24,400	$ 20,297
Commercial Loan P D Grade Fourteen Fifteen Sixteen | General C&I | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	224,093	194,572
Commercial Loan P D Grade Fourteen Fifteen Sixteen | Loans to Mortgage Companies | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	59
Commercial Loan P D Grade Fourteen Fifteen Sixteen | TRUPs | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	0
Commercial Loan P D Grade Fourteen Fifteen Sixteen | Income CRE | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	7,142	16,313
Commercial Loan P D Grade Fourteen Fifteen Sixteen | Residential C R E | Commercial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	$ 800	$ 1,659